Organization and Nature of Business (Details) - USD ($)		12 Months Ended
	Mar. 17, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization and Nature of Business
Each ADS as ordinary share	0.5	0.5
Accumulated losses		$ 183,004,000	$ 107,104,000
Cash and cash equivalents		86,036,000	85,265,000
Short-term investments		214,915,000	273,031,000
Unutilized bank borrowing facilities		119,359,000
Dividends received from equity investees		$ 35,218,000	$ 55,586,000	$ 30,528,000